UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21667

Fidelity Central Investment Portfolios LLC
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2013

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Specialized High Income
Central Fund

November 30, 2013

1.824030.108

SHI-QTLY-0114

Investments November 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 94.0%
	Principal Amount	Value
Aerospace - 0.4%
GenCorp, Inc. 7.125% 3/15/21	$ 220,000	$ 235,400
Triumph Group, Inc. 4.875% 4/1/21	1,425,000	1,378,688
		1,614,088
Air Transportation - 2.0%
Continental Airlines, Inc.:
pass-thru trust certificates 9.798% 4/1/21	603,403	672,794
5.5% 4/29/22	950,000	959,500
9.25% 5/10/17	246,897	272,821
Delta Air Lines, Inc. pass-thru certificates Series 2012-1B Class B, 6.875% 5/7/19 (c)	1,227,811	1,313,758
Delta Air Lines, Inc. pass-thru trust certificates:
6.375% 7/2/17	690,000	731,400
6.75% 5/23/17	690,000	731,400
8.021% 8/10/22	867,631	952,225
8.954% 8/10/14	280,912	286,530
Northwest Airlines, Inc. pass-thru trust certificates 8.028% 11/1/17	1,025,084	1,066,087
United Air Lines, Inc. pass-thru trust certificates:
Class B, 7.336% 7/2/19	1,111,722	1,170,087
12% 1/15/16 (c)	163,673	184,541
		8,341,143
Automotive - 1.6%
Dana Holding Corp.:
5.375% 9/15/21	310,000	313,875
6% 9/15/23	310,000	313,875
General Motors Co.:
3.5% 10/2/18 (c)	960,000	978,000
6.25% 10/2/43 (c)	2,045,000	2,075,675
General Motors Financial Co., Inc.:
3.25% 5/15/18 (c)	1,775,000	1,779,438
4.75% 8/15/17 (c)	1,095,000	1,160,700
		6,621,563
Banks & Thrifts - 0.8%
Barclays Bank PLC 7.625% 11/21/22	3,230,000	3,395,538
Broadcasting - 1.1%
AMC Networks, Inc. 4.75% 12/15/22	1,825,000	1,742,875
Sirius XM Radio, Inc.:
5.75% 8/1/21 (c)	655,000	663,188
Nonconvertible Bonds - continued
	Principal Amount	Value
Broadcasting - continued
Sirius XM Radio, Inc.: - continued
5.875% 10/1/20 (c)	$ 700,000	$ 721,875
Starz LLC/Starz Finance Corp. 5% 9/15/19	1,240,000	1,264,800
		4,392,738
Building Materials - 2.4%
Building Materials Corp. of America:
6.75% 5/1/21 (c)	4,390,000	4,730,225
6.875% 8/15/18 (c)	2,435,000	2,599,363
Masco Corp. 5.95% 3/15/22	1,175,000	1,241,094
USG Corp. 7.875% 3/30/20 (c)	1,270,000	1,406,525
		9,977,207
Cable TV - 4.6%
CCO Holdings LLC/CCO Holdings Capital Corp.:
6.5% 4/30/21	1,275,000	1,330,781
7% 1/15/19	4,705,000	4,969,656
Cogeco Cable, Inc. 4.875% 5/1/20 (c)	1,720,000	1,672,700
DISH DBS Corp. 4.25% 4/1/18	970,000	986,975
Lynx I Corp. 5.375% 4/15/21 (c)	2,355,000	2,396,213
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 5.5% 1/15/23 (c)	1,125,000	1,096,875
UPCB Finance III Ltd. 6.625% 7/1/20 (c)	4,220,000	4,494,300
UPCB Finance V Ltd. 7.25% 11/15/21 (c)	1,940,000	2,119,450
		19,066,950
Capital Goods - 0.2%
Amsted Industries, Inc. 8.125% 3/15/18 (c)	810,000	854,550
Chemicals - 2.3%
Ashland, Inc. 3.875% 4/15/18	3,235,000	3,251,175
INEOS Finance PLC 8.375% 2/15/19 (c)	1,155,000	1,283,494
LSB Industries, Inc. 7.75% 8/1/19 (c)	355,000	370,088
Nufarm Australia Ltd. 6.375% 10/15/19 (c)	1,635,000	1,692,225
Rockwood Specialties Group, Inc. 4.625% 10/15/20	2,020,000	2,075,550
SPCM SA 6% 1/15/22 (c)	200,000	209,000
Tronox Finance LLC 6.375% 8/15/20	870,000	871,088
		9,752,620
Consumer Products - 0.3%
First Quality Finance Co., Inc. 4.625% 5/15/21 (c)	1,485,000	1,399,613
Containers - 2.6%
Ardagh Packaging Finance PLC 7.375% 10/15/17 (c)	2,420,000	2,604,525
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 7.375% 10/15/17 (c)	200,000	215,000
Nonconvertible Bonds - continued
	Principal Amount	Value
Containers - continued
Ball Corp. 4% 11/15/23	$ 3,365,000	$ 3,020,088
Crown Americas LLC/Crown Americas Capital Corp. IV 4.5% 1/15/23	5,445,000	5,050,238
		10,889,851
Diversified Financial Services - 9.5%
Aircastle Ltd.:
6.25% 12/1/19	905,000	977,400
6.75% 4/15/17	660,000	732,600
9.75% 8/1/18	1,445,000	1,585,888
CIT Group, Inc.:
5% 8/15/22	800,000	792,000
5.25% 3/15/18	1,625,000	1,750,938
5.375% 5/15/20	1,860,000	1,985,550
5.5% 2/15/19 (c)	1,360,000	1,465,400
Denali Borrower LLC/Denali Finance Corp. 5.625% 10/15/20 (c)	1,510,000	1,487,350
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
6% 8/1/20 (c)	1,660,000	1,703,575
7.75% 1/15/16	4,500,000	4,612,500
8% 1/15/18	7,050,000	7,358,438
ILFC E-Capital Trust II 6.25% 12/21/65 (c)(d)	460,000	430,100
International Lease Finance Corp.:
3.875% 4/15/18	860,000	866,076
4.625% 4/15/21	510,000	493,425
5.875% 4/1/19	485,000	522,588
5.875% 8/15/22	775,000	798,250
6.25% 5/15/19	1,815,000	1,985,156
8.75% 3/15/17	4,135,000	4,863,794
SLM Corp.:
5.5% 1/15/19	3,715,000	3,838,710
8% 3/25/20	455,000	516,425
8.45% 6/15/18	450,000	524,250
		39,290,413
Diversified Media - 0.6%
Nielsen Co. S.a.r.l. (Luxembourg) 5.5% 10/1/21 (c)	1,050,000	1,073,625
Nielsen Finance LLC/Nielsen Finance Co. 4.5% 10/1/20	1,335,000	1,298,288
		2,371,913
Electric Utilities - 9.6%
Atlantic Power Corp. 9% 11/15/18	4,620,000	4,735,500
Dolphin Subsidiary II, Inc. 6.5% 10/15/16	1,325,000	1,431,000
Nonconvertible Bonds - continued
	Principal Amount	Value
Electric Utilities - continued
Mirant Americas Generation LLC 9.125% 5/1/31	$ 1,845,000	$ 1,937,250
Mirant Mid-Atlantic LLC 10.06% 12/30/28	1,792,702	1,989,899
NRG Energy, Inc. 7.625% 1/15/18	3,505,000	3,995,700
NSG Holdings II, LLC 7.75% 12/15/25 (c)	6,535,000	6,959,775
Puget Energy, Inc.:
5.625% 7/15/22	3,255,000	3,510,042
6% 9/1/21	3,240,000	3,575,862
6.5% 12/15/20	3,605,000	4,049,010
The AES Corp.:
4.875% 5/15/23	1,400,000	1,319,500
7.375% 7/1/21	5,749,000	6,496,370
		39,999,908
Energy - 16.0%
Access Midstream Partners LP/ACMP Finance Corp. 4.875% 5/15/23	1,890,000	1,852,200
Antero Resources Finance Corp. 5.375% 11/1/21 (c)	1,580,000	1,595,800
Chesapeake Energy Corp.:
6.125% 2/15/21	4,385,000	4,713,875
6.875% 11/15/20	3,450,000	3,876,938
Chesapeake Midstream Partners LP/CHKM Finance Corp.:
5.875% 4/15/21	1,025,000	1,096,750
6.125% 7/15/22	1,195,000	1,281,638
Chesapeake Oilfield Operating LLC 6.625% 11/15/19 (b)	2,300,000	2,403,500
Continental Resources, Inc. 5% 9/15/22	670,000	690,100
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 6.125% 3/1/22 (c)	325,000	332,313
Denbury Resources, Inc.:
4.625% 7/15/23	3,385,000	3,054,963
6.375% 8/15/21	4,025,000	4,296,688
Energy Transfer Equity LP 7.5% 10/15/20	3,050,000	3,477,000
Everest Acquisition LLC/Everest Acquisition Finance, Inc. 6.875% 5/1/19	2,595,000	2,796,113
Exterran Holdings, Inc. 7.25% 12/1/18	9,019,000	9,537,573
Gibson Energy, Inc. 6.75% 7/15/21 (c)	965,000	1,022,900
Hornbeck Offshore Services, Inc.:
5% 3/1/21	620,000	610,700
5.875% 4/1/20	310,000	319,300
Kinder Morgan Holding Co. LLC:
5% 2/15/21 (c)	695,000	689,195
5.625% 11/15/23 (c)	1,005,000	988,726
Nonconvertible Bonds - continued
	Principal Amount	Value
Energy - continued
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20	$ 976,000	$ 1,007,720
Oil States International, Inc. 6.5% 6/1/19	4,435,000	4,717,731
Petroleum Geo-Services ASA 7.375% 12/15/18 (c)	2,810,000	3,006,700
Precision Drilling Corp.:
6.5% 12/15/21	100,000	106,750
6.625% 11/15/20	3,830,000	4,088,525
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.25% 11/15/23 (c)	615,000	561,188
5.25% 5/1/23	2,255,000	2,198,625
6.375% 8/1/22	1,391,000	1,486,631
6.875% 2/1/21	450,000	484,875
Tesoro Logistics LP/Tesoro Logistics Finance Corp. 6.125% 10/15/21	245,000	252,963
Western Refining, Inc. 6.25% 4/1/21	1,185,000	1,185,000
Whiting Petroleum Corp.:
5% 3/15/19	1,350,000	1,380,375
5.75% 3/15/21 (c)	1,385,000	1,430,013
		66,543,368
Entertainment/Film - 0.4%
GLP Capital LP/GLP Financing II, Inc.:
4.375% 11/1/18 (c)	485,000	494,700
5.375% 11/1/23 (c)	360,000	351,900
NAI Entertainment Holdings LLC/NAI Entertainment Finance Corp. 5% 8/1/18 (c)	850,000	877,625
		1,724,225
Environmental - 2.9%
Clean Harbors, Inc.:
5.125% 6/1/21	2,785,000	2,798,925
5.25% 8/1/20	2,315,000	2,378,663
Covanta Holding Corp. 7.25% 12/1/20	6,445,000	7,039,603
		12,217,191
Food & Drug Retail - 0.3%
JBS Investments GmbH 7.75% 10/28/20 (c)	1,035,000	1,037,588
Food/Beverage/Tobacco - 2.2%
Barry Callebaut Services NV 5.5% 6/15/23 (c)	1,200,000	1,221,408
ESAL GmbH 6.25% 2/5/23 (c)	2,435,000	2,203,675
Hawk Acquisition Sub, Inc. 4.25% 10/15/20 (c)	1,245,000	1,198,313
Nonconvertible Bonds - continued
	Principal Amount	Value
Food/Beverage/Tobacco - continued
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
7.25% 6/1/21 (c)	$ 855,000	$ 887,063
8.25% 2/1/20 (c)	3,235,000	3,493,800
		9,004,259
Gaming - 1.2%
MCE Finance Ltd. 5% 2/15/21 (c)	3,250,000	3,144,375
PNK Finance Corp. 6.375% 8/1/21 (c)	740,000	764,050
Seminole Hard Rock Entertainment, Inc. 5.875% 5/15/21 (c)	1,220,000	1,195,600
		5,104,025
Healthcare - 4.1%
Community Health Systems, Inc. 5.125% 8/15/18	2,035,000	2,116,400
HealthSouth Corp. 7.25% 10/1/18	1,813,000	1,944,443
MPT Operating Partnership LP/MPT Finance Corp. 6.875% 5/1/21	1,635,000	1,753,538
Omega Healthcare Investors, Inc.:
6.75% 10/15/22	65,000	70,688
7.5% 2/15/20	255,000	276,356
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18	1,767,000	1,912,778
Tenet Healthcare Corp. 6% 10/1/20 (c)	410,000	428,450
Valeant Pharmaceuticals International:
6.5% 7/15/16 (c)	1,635,000	1,691,103
6.875% 12/1/18 (c)	4,790,000	5,137,275
VPI Escrow Corp. 6.375% 10/15/20 (c)	1,810,000	1,907,288
		17,238,319
Homebuilders/Real Estate - 2.7%
CB Richard Ellis Services, Inc. 6.625% 10/15/20	2,310,000	2,460,150
D.R. Horton, Inc.:
3.625% 2/15/18	820,000	828,200
4.375% 9/15/22	1,250,000	1,168,750
4.75% 5/15/17	1,425,000	1,503,375
Howard Hughes Corp. 6.875% 10/1/21 (c)	800,000	830,000
Lennar Corp. 4.125% 12/1/18	820,000	811,800
Toll Brothers Finance Corp.:
4% 12/31/18	935,000	949,025
4.375% 4/15/23	1,985,000	1,841,088
5.625% 1/15/24	680,000	681,700
		11,074,088
Nonconvertible Bonds - continued
	Principal Amount	Value
Leisure - 1.2%
NCL Corp. Ltd. 5% 2/15/18	$ 2,025,000	$ 2,075,625
Royal Caribbean Cruises Ltd.:
5.25% 11/15/22	1,445,000	1,448,613
7.5% 10/15/27	1,415,000	1,510,513
		5,034,751
Metals/Mining - 3.1%
Boart Longyear Management Pty Ltd. 7% 4/1/21 (c)	2,700,000	2,025,000
CONSOL Energy, Inc.:
8% 4/1/17	1,405,000	1,485,788
8.25% 4/1/20	790,000	859,125
FMG Resources (August 2006) Pty Ltd.:
6.375% 2/1/16 (c)	4,115,000	4,274,456
7% 11/1/15 (c)	1,300,000	1,347,125
New Gold, Inc. 6.25% 11/15/22 (c)	2,885,000	2,834,513
		12,826,007
Paper - 0.9%
Sappi Papier Holding GmbH:
6.625% 4/15/21 (c)	945,000	926,100
7.75% 7/15/17 (c)	2,400,000	2,610,000
		3,536,100
Publishing/Printing - 0.9%
R.R. Donnelley & Sons Co.:
6.5% 11/15/23	615,000	613,463
7% 2/15/22	620,000	657,200
7.25% 5/15/18	665,000	751,450
7.625% 6/15/20	185,000	201,188
7.875% 3/15/21	610,000	672,525
8.25% 3/15/19	840,000	963,900
		3,859,726
Services - 2.1%
Audatex North America, Inc.:
6% 6/15/21 (c)	1,190,000	1,243,550
6.125% 11/1/23 (c)	125,000	129,063
Bankrate, Inc. 6.125% 8/15/18 (c)	2,200,000	2,304,500
FTI Consulting, Inc.:
6% 11/15/22	105,000	106,575
6.75% 10/1/20	4,685,000	5,001,238
		8,784,926
Shipping - 0.5%
Navios Maritime Holdings, Inc. 7.375% 1/15/22 (c)	2,065,000	2,075,325
Nonconvertible Bonds - continued
	Principal Amount	Value
Steel - 0.5%
Steel Dynamics, Inc. 6.125% 8/15/19	$ 1,787,000	$ 1,938,895
Super Retail - 2.2%
Best Buy Co., Inc. 5% 8/1/18	3,910,000	4,066,400
L Brands, Inc. 5.625% 10/15/23	1,780,000	1,815,600
Netflix, Inc. 5.375% 2/1/21 (c)	3,390,000	3,449,325
		9,331,325
Technology - 7.1%
ADT Corp. 6.25% 10/15/21 (c)	2,720,000	2,839,000
Brocade Communications Systems, Inc. 4.625% 1/15/23 (c)	810,000	755,325
Flextronics International Ltd. 4.625% 2/15/20	3,050,000	2,981,375
IAC/InterActiveCorp 4.75% 12/15/22	2,210,000	2,044,250
NCR Corp. 4.625% 2/15/21	2,380,000	2,308,600
Nuance Communications, Inc. 5.375% 8/15/20 (c)	6,042,000	5,694,585
Seagate HDD Cayman 3.75% 11/15/18 (c)	4,045,000	4,080,394
SoftBank Corp. 4.5% 4/15/20 (c)	5,415,000	5,381,156
VeriSign, Inc. 4.625% 5/1/23	2,390,000	2,288,425
Viasystems, Inc. 7.875% 5/1/19 (c)	920,000	1,000,500
		29,373,610
Telecommunications - 7.0%
Altice Financing SA 7.875% 12/15/19 (c)	5,840,000	6,292,600
DigitalGlobe, Inc. 5.25% 2/1/21 (c)	3,955,000	3,856,125
MasTec, Inc. 4.875% 3/15/23	670,000	636,500
MetroPCS Wireless, Inc. 6.25% 4/1/21 (c)	650,000	676,000
NeuStar, Inc. 4.5% 1/15/23	710,000	637,225
Sprint Capital Corp.:
6.875% 11/15/28	335,000	318,250
8.75% 3/15/32	335,000	360,125
Sprint Communications, Inc. 9% 11/15/18 (c)	3,810,000	4,610,100
T-Mobile U.S.A., Inc.:
5.25% 9/1/18 (c)	6,350,000	6,619,875
6.464% 4/28/19	2,410,000	2,566,650
6.731% 4/28/22	1,085,000	1,131,113
TW Telecom Holdings, Inc. 5.375% 10/1/22	400,000	398,500
Wind Acquisition Finance SA 7.25% 2/15/18 (c)	775,000	813,750
		28,916,813
Textiles & Apparel - 0.7%
The William Carter Co. 5.25% 8/15/21 (c)	2,730,000	2,777,775
TOTAL NONCONVERTIBLE BONDS (Cost $381,037,493)		390,366,411
Bank Loan Obligations - 2.3%
	Principal Amount	Value
Cable TV - 0.6%
Charter Communications Operating LLC Tranche F, term loan 3% 1/3/21 (d)	$ 2,530,000	$ 2,504,700
Energy - 0.7%
Chesapeake Energy Corp. Tranche B, term loan 5.75% 12/2/17 (d)	2,030,000	2,068,164
Energy Transfer Equity LP Tranche B, term loan 3.25% 12/2/19 (d)	1,020,000	1,022,550
		3,090,714
Hotels - 0.4%
Hilton Worldwide Finance, LLC Tranche B, term loan 4% 10/25/20 (d)	1,630,724	1,636,839
Metals/Mining - 0.3%
Alpha Natural Resources, Inc. Tranche B, term loan 3.5% 5/22/20 (d)	678,296	666,426
Fortescue Metals Group Ltd. Tranche B, term loan 4.25% 6/30/19 (d)	680,000	686,800
		1,353,226
Services - 0.0%
EFS Cogen Holdings I LLC Tranche B, term loan 11/20/20	55,000	55,275
Redtop Acquisitions Ltd. Tranche B 1LN, term loan 4.5% 11/22/20 (d)	30,000	30,075
		85,350
Technology - 0.3%
NXP BV Tranche D, term loan 11/11/20	1,015,000	1,015,761
TOTAL BANK LOAN OBLIGATIONS (Cost $9,603,154)		9,686,590
Money Market Funds - 2.1%
	Shares
Fidelity Cash Central Fund, 0.10% (a) (Cost $8,878,168)	8,878,168	8,878,168
TOTAL INVESTMENT PORTFOLIO - 98.4% (Cost $399,518,815)		408,931,169
NET OTHER ASSETS (LIABILITIES) - 1.6%		6,603,511
NET ASSETS - 100%		$ 415,534,680
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $156,248,336 or 37.6% of net assets.

(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,346
Other Information

The following is a summary of the inputs used, as of November 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 390,366,411	$ -	$ 390,366,411	$ -
Bank Loan Obligations	9,686,590	-	9,686,590	-
Money Market Funds	8,878,168	8,878,168	-	-
Total Investments in Securities:	$ 408,931,169	$ 8,878,168	$ 400,053,001	$ -
Income Tax Information

At November 30, 2013, the cost of investment securities for income tax purposes was $399,020,345. Net unrealized appreciation aggregated $9,910,824, of which $14,033,085 related to appreciated investment securities and $4,122,261 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Directors (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds and bank loan obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® High Income
Central Fund 2

November 30, 2013

1.861968.105

HICII-QTLY-0114

Investments November 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 81.1%
	Principal Amount	Value
Convertible Bonds - 0.3%
Capital Goods - 0.0%
General Cable Corp. 5% 11/15/29 (d)	$ 388,000	$ 415,082
Metals/Mining - 0.3%
Peabody Energy Corp. 4.75% 12/15/41	3,080,000	2,471,700
TOTAL CONVERTIBLE BONDS		2,886,782
Nonconvertible Bonds - 80.8%
Aerospace - 0.3%
Alliant Techsystems, Inc. 6.875% 9/15/20	615,000	664,200
GenCorp, Inc. 7.125% 3/15/21	205,000	219,350
Huntington Ingalls Industries, Inc.:
6.875% 3/15/18	770,000	829,675
7.125% 3/15/21	890,000	970,100
		2,683,325
Air Transportation - 0.3%
American Airlines, Inc. pass-thru certificates:
Series 2013-1A Class A, 4% 1/15/27 (e)	600,000	580,500
Series 2013-1B Class B, 5.625% 1/15/21 (e)	255,000	254,363
Delta Air Lines, Inc. pass-thru trust certificates 10.06% 1/2/16 (a)	31,995	0
U.S. Airways pass-thru Trust Series 2013-1:
Class A, 3.95% 5/15/27	885,000	854,025
Class B, 5.375% 5/15/23	365,000	354,963
United Continental Holdings, Inc. 6.375% 6/1/18	155,000	161,200
		2,205,051
Automotive - 1.9%
Affinia Group, Inc. 7.75% 5/1/21 (e)	250,000	261,250
American Axle & Manufacturing, Inc.:
5.125% 2/15/19	320,000	326,400
6.25% 3/15/21	605,000	635,250
Chassix, Inc. 9.25% 8/1/18 (e)	325,000	347,750
Chrysler Group LLC/CG Co-Issuer, Inc.:
8% 6/15/19	845,000	937,950
8.25% 6/15/21	1,650,000	1,876,875
Dana Holding Corp.:
6.5% 2/15/19	330,000	353,100
6.75% 2/15/21	360,000	388,800
Delphi Corp.:
5.875% 5/15/19	210,000	223,125
6.125% 5/15/21	1,165,000	1,281,500
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Automotive - continued
General Motors Acceptance Corp. 8% 11/1/31	$ 2,650,000	$ 3,113,750
General Motors Financial Co., Inc.:
2.75% 5/15/16 (e)	850,000	860,625
3.25% 5/15/18 (e)	460,000	461,150
4.25% 5/15/23 (e)	360,000	342,900
International Automotive Components Group SA 9.125% 6/1/18 (e)	615,000	636,525
Jaguar Land Rover PLC 5.625% 2/1/23 (e)	290,000	287,825
Pittsburgh Glass Works LLC 8% 11/15/18 (e)	380,000	395,200
Schaeffler Finance BV 4.75% 5/15/21 (e)	1,135,000	1,132,163
Schaeffler Holding Finance BV 6.875% 8/15/18 pay-in-kind (e)(h)	920,000	979,800
Stoneridge, Inc. 9.5% 10/15/17 (e)	195,000	211,088
Tenneco, Inc. 7.75% 8/15/18	330,000	354,750
		15,407,776
Banks & Thrifts - 1.6%
Ally Financial, Inc.:
2.9261% 7/18/16 (h)	1,055,000	1,078,654
3.4389% 2/11/14 (h)	365,000	365,128
4.75% 9/10/18	830,000	871,500
5.5% 2/15/17	1,180,000	1,276,838
6.25% 12/1/17	610,000	682,438
7.5% 9/15/20	2,440,000	2,860,900
8% 3/15/20	1,940,000	2,328,000
Barclays Bank PLC 7.625% 11/21/22	2,160,000	2,270,700
GMAC LLC:
8% 12/31/18	225,000	267,750
8% 11/1/31	725,000	864,563
		12,866,471
Broadcasting - 0.5%
Clear Channel Communications, Inc.:
4.9% 5/15/15	460,000	443,900
5.5% 12/15/16	180,000	161,550
10.75% 8/1/16	515,000	518,863
11% 8/1/16 pay-in-kind (h)	230,000	231,725
11.25% 3/1/21	675,000	729,000
Sirius XM Radio, Inc. 4.25% 5/15/20 (e)	235,000	224,425
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Broadcasting - continued
Starz LLC/Starz Finance Corp. 5% 9/15/19	$ 685,000	$ 698,700
Univision Communications, Inc. 6.875% 5/15/19 (e)	925,000	996,688
		4,004,851
Building Materials - 4.4%
American Builders & Contractors Supply Co., Inc. 5.625% 4/15/21 (e)	240,000	243,000
Associated Materials LLC 9.125% 11/1/17	3,280,000	3,501,400
Building Materials Corp. of America 6.75% 5/1/21 (e)	565,000	608,788
CEMEX Espana SA (Luxembourg) 9.875% 4/30/19 (e)	1,880,000	2,119,700
CEMEX Finance LLC 9.375% 10/12/22 (e)	2,335,000	2,587,764
CEMEX SA de CV:
5.2481% 9/30/15 (e)(h)	3,720,000	3,813,000
5.875% 3/25/19 (e)	490,000	477,750
7.25% 1/15/21 (e)	2,975,000	3,019,625
9% 1/11/18 (e)	2,400,000	2,628,000
CPG Merger Sub LLC 8% 10/1/21 (e)	1,075,000	1,120,688
HD Supply, Inc.:
7.5% 7/15/20	1,805,000	1,913,300
11.5% 7/15/20	2,555,000	3,053,225
Headwaters, Inc. 7.625% 4/1/19	2,190,000	2,359,725
Interline Brands, Inc. 10% 11/15/18 pay-in-kind	195,000	213,038
Masco Corp. 5.95% 3/15/22	1,405,000	1,484,031
Masonite International Corp. 8.25% 4/15/21 (e)	310,000	339,838
Ply Gem Industries, Inc.:
8.25% 2/15/18	2,748,000	2,936,925
9.375% 4/15/17	213,000	231,105
U.S. Concrete, Inc. 8.5% 12/1/18 (e)	640,000	654,400
USG Corp.:
5.875% 11/1/21 (e)	530,000	548,550
7.875% 3/30/20 (e)	750,000	830,625
8.375% 10/15/18 (e)	1,265,000	1,378,850
		36,063,327
Cable TV - 3.5%
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23	1,005,000	939,675
5.25% 3/15/21 (e)	680,000	656,200
5.75% 9/1/23 (e)	530,000	499,525
5.75% 1/15/24	1,985,000	1,870,863
6.5% 4/30/21	2,970,000	3,099,938
6.625% 1/31/22	1,305,000	1,357,200
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Cable TV - continued
CCO Holdings LLC/CCO Holdings Capital Corp.: - continued
7% 1/15/19	$ 2,855,000	$ 3,015,594
7.375% 6/1/20	900,000	978,750
Cequel Communications Escrow I LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (e)	1,735,000	1,791,388
CSC Holdings LLC:
6.75% 11/15/21	145,000	156,238
8.625% 2/15/19	425,000	501,500
DISH DBS Corp.:
5% 3/15/23	865,000	823,913
5.125% 5/1/20	350,000	352,625
5.875% 7/15/22	550,000	556,875
6.75% 6/1/21	1,312,000	1,413,680
EchoStar Communications Corp. 7.125% 2/1/16	660,000	729,300
Harron Communications LP/Harron Finance Corp. 9.125% 4/1/20 (e)	1,165,000	1,296,063
Lynx I Corp. 5.375% 4/15/21 (e)	500,000	508,750
RCN Telecom Services LLC/RCN Capital Corp. 8.5% 8/15/20 (e)	265,000	267,650
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 7.5% 3/15/19 (e)	210,000	228,375
UPCB Finance III Ltd. 6.625% 7/1/20 (e)	4,415,000	4,701,975
UPCB Finance V Ltd. 7.25% 11/15/21 (e)	880,000	961,400
UPCB Finance VI Ltd. 6.875% 1/15/22 (e)	450,000	482,625
Virgin Media Finance PLC 4.875% 2/15/22	645,000	564,375
WaveDivision Escrow LLC/WaveDivision Escrow Corp. 8.125% 9/1/20 (e)	965,000	1,008,425
		28,762,902
Capital Goods - 1.2%
Amsted Industries, Inc. 8.125% 3/15/18 (e)	1,145,000	1,207,975
Briggs & Stratton Corp. 6.875% 12/15/20	325,000	355,063
Coleman Cable, Inc. 9% 2/15/18	2,075,000	2,189,125
General Cable Corp. 5.75% 10/1/22 (e)	1,405,000	1,390,950
Renaissance Acquisition Corp. 6.875% 8/15/21 (e)	735,000	736,838
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Capital Goods - continued
Shale-Inland Holdings LLC/Shale-Inland Finance Corp. 8.75% 11/15/19 (e)	$ 2,140,000	$ 2,177,450
SPL Logistics Escrow LLC/SPL Logistics Finance Corp. 8.875% 8/1/20 (e)	1,505,000	1,599,063
		9,656,464
Chemicals - 3.7%
Celanese U.S. Holdings LLC 5.875% 6/15/21	430,000	459,025
Chemtura Corp. 5.75% 7/15/21	415,000	420,188
Hexion U.S. Finance Corp. 6.625% 4/15/20	4,715,000	4,803,406
Huntsman International LLC 4.875% 11/15/20	755,000	743,675
INEOS Finance PLC:
7.5% 5/1/20 (e)	1,005,000	1,100,475
8.375% 2/15/19 (e)	455,000	505,619
Kinove German Bondco GmbH 9.625% 6/15/18 (e)	352,000	388,960
Kraton Polymers LLC/Kraton Polymers Capital Corp. 6.75% 3/1/19	410,000	430,500
LSB Industries, Inc. 7.75% 8/1/19 (e)	300,000	312,750
MPM Escrow LLC/MPM Finance Escrow Corp. 8.875% 10/15/20	2,085,000	2,194,463
Orion Engineered Carbons Finance & Co. SCA 9.25% 8/1/19 pay-in-kind (e)(h)	845,000	883,025
PolyOne Corp. 5.25% 3/15/23	380,000	370,500
Rentech Nitrogen Partners LP/Rentech Nitrogen Finance Corp. 6.5% 4/15/21 (e)	2,485,000	2,429,088
Rockwood Specialties Group, Inc. 4.625% 10/15/20	1,400,000	1,438,500
Taminco Global Chemical Corp. 9.75% 3/31/20 (e)	195,000	221,813
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 8.75% 2/1/19 (e)	7,905,000	8,063,100
Tronox Finance LLC 6.375% 8/15/20	5,180,000	5,186,475
U.S. Coatings Acquisition, Inc./Flash Dutch 2 BV 7.375% 5/1/21 (e)	375,000	397,500
		30,349,062
Consumer Products - 0.3%
Brunswick Corp. 4.625% 5/15/21 (e)	445,000	422,750
Elizabeth Arden, Inc. 7.375% 3/15/21	220,000	240,075
First Quality Finance Co., Inc. 4.625% 5/15/21 (e)	200,000	188,500
Libbey Glass, Inc. 6.875% 5/15/20	396,000	422,730
Spectrum Brands Escrow Corp.:
6.375% 11/15/20 (e)	220,000	234,300
6.625% 11/15/22 (e)	255,000	271,575
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Consumer Products - continued
Tempur Sealy International, Inc. 6.875% 12/15/20	$ 395,000	$ 426,600
Wolverine World Wide, Inc. 6.125% 10/15/20	405,000	432,338
		2,638,868
Containers - 3.6%
Ardagh Packaging Finance PLC 9.125% 10/15/20 (e)	2,885,000	3,115,800
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
7% 11/15/20 (e)	1,610,000	1,614,025
9.125% 10/15/20 (e)	3,015,000	3,241,125
Ball Corp. 4% 11/15/23	1,695,000	1,521,263
BOE Intermediate Holding Corp. 9.75% 11/1/17 pay-in-kind (e)	930,495	950,850
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 10.125% 7/15/20 (e)	330,000	353,925
Crown Americas LLC/Crown Americas Capital Corp. IV 4.5% 1/15/23	680,000	630,700
Graphic Packaging International, Inc.:
4.75% 4/15/21	245,000	241,325
7.875% 10/1/18	425,000	461,125
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20	1,560,000	1,599,000
6.875% 2/15/21	2,115,000	2,284,200
7.875% 8/15/19	755,000	838,050
8.25% 2/15/21	3,510,000	3,694,275
9% 4/15/19	1,140,000	1,219,800
9.875% 8/15/19	2,090,000	2,319,900
Sealed Air Corp.:
5.25% 4/1/23 (e)	955,000	928,738
6.5% 12/1/20 (e)	920,000	998,200
8.125% 9/15/19 (e)	1,405,000	1,584,138
8.375% 9/15/21 (e)	1,560,000	1,786,200
		29,382,639
Diversified Financial Services - 5.0%
Aircastle Ltd.:
6.25% 12/1/19	895,000	966,600
9.75% 8/1/18	900,000	987,750
CIT Group, Inc.:
4.25% 8/15/17	675,000	706,050
5% 5/15/17	2,510,000	2,679,425
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Diversified Financial Services - continued
CIT Group, Inc.: - continued
5% 8/15/22	$ 675,000	$ 668,250
5.25% 3/15/18	1,815,000	1,955,663
5.375% 5/15/20	1,600,000	1,708,000
5.5% 2/15/19 (e)	915,000	985,913
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 8% 1/15/18	2,040,000	2,129,250
International Lease Finance Corp.:
5.75% 5/15/16	835,000	898,974
6.25% 5/15/19	1,830,000	2,001,563
7.125% 9/1/18 (e)	2,680,000	3,098,750
8.25% 12/15/20	140,000	166,250
8.625% 9/15/15	4,430,000	4,933,913
8.625% 1/15/22	620,000	748,650
8.75% 3/15/17	3,975,000	4,675,594
8.875% 9/1/17	2,640,000	3,154,800
Jefferies Finance LLC/JFIN Co-Issuer Corp. 7.375% 4/1/20 (e)	415,000	430,044
Mariposa Borrower, Inc./Mariposa Merger Sub LLC 8% 10/15/21 (e)	2,535,000	2,604,713
SLM Corp.:
5.5% 1/25/23	480,000	451,438
6% 1/25/17	700,000	759,500
7.25% 1/25/22	535,000	567,100
8% 3/25/20	2,405,000	2,729,675
8.45% 6/15/18	965,000	1,124,225
		41,132,090
Diversified Media - 1.0%
Clear Channel Worldwide Holdings, Inc.:
6.5% 11/15/22	490,000	504,700
6.5% 11/15/22	2,160,000	2,235,600
7.625% 3/15/20	695,000	726,275
7.625% 3/15/20	2,175,000	2,294,625
MDC Partners, Inc. 6.75% 4/1/20 (e)	185,000	192,400
Nielsen Finance LLC/Nielsen Finance Co.:
4.5% 10/1/20	685,000	666,163
7.75% 10/15/18	1,125,000	1,223,438
WMG Acquisition Corp. 6% 1/15/21 (e)	261,000	272,093
		8,115,294
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Electric Utilities - 3.9%
Atlantic Power Corp. 9% 11/15/18	$ 2,320,000	$ 2,378,000
Calpine Corp.:
6% 1/15/22 (e)	815,000	837,413
7.5% 2/15/21 (e)	4,354,000	4,745,860
7.875% 1/15/23 (e)	61,000	66,795
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc. 12.25% 3/1/22 (e)	1,445,000	1,676,200
GenOn Energy, Inc.:
9.5% 10/15/18	1,780,000	2,051,450
9.875% 10/15/20	2,115,000	2,374,088
InterGen NV 7% 6/30/23 (e)	3,790,000	3,913,175
Mirant Americas Generation LLC:
8.5% 10/1/21	2,965,000	3,231,850
9.125% 5/1/31	1,484,000	1,558,200
NRG Energy, Inc.:
7.625% 5/15/19	415,000	440,938
7.875% 5/15/21	465,000	518,475
NSG Holdings II, LLC 7.75% 12/15/25 (e)	946,000	1,007,490
Puget Energy, Inc.:
5.625% 7/15/22	585,000	630,837
6% 9/1/21	960,000	1,059,515
RRI Energy, Inc. 7.875% 6/15/17	1,970,000	2,181,775
The AES Corp.:
4.875% 5/15/23	1,505,000	1,418,463
7.375% 7/1/21	1,775,000	2,005,750
8% 10/15/17	217,000	254,433
		32,350,707
Energy - 9.4%
Access Midstream Partners LP/ACMP Finance Corp. 4.875% 5/15/23	565,000	553,700
AmeriGas Finance LLC/AmeriGas Finance Corp.:
6.75% 5/20/20	460,000	501,400
7% 5/20/22	985,000	1,066,263
AmeriGas Partners LP/AmeriGas Finance Corp.:
6.25% 8/20/19	695,000	750,600
6.5% 5/20/21	289,000	306,340
Antero Resources Finance Corp.:
5.375% 11/1/21 (e)	1,065,000	1,075,650
7.25% 8/1/19	903,000	968,468
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Energy - continued
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp.:
4.75% 11/15/21 (e)	$ 1,515,000	$ 1,401,375
5.875% 8/1/23 (e)	315,000	305,550
6.625% 10/1/20	415,000	439,900
Calumet Specialty Products Partners LP/Calumet Finance Corp. 9.375% 5/1/19	435,000	481,763
Chesapeake Energy Corp.:
3.25% 3/15/16	1,355,000	1,375,325
5.375% 6/15/21	1,800,000	1,858,500
5.75% 3/15/23	865,000	895,275
6.125% 2/15/21	755,000	811,625
6.625% 8/15/20	1,040,000	1,164,800
6.875% 11/15/20	540,000	606,825
9.5% 2/15/15	1,330,000	1,449,700
Chesapeake Midstream Partners LP/CHKM Finance Corp. 6.125% 7/15/22	835,000	895,538
Chesapeake Oilfield Operating LLC 6.625% 11/15/19 (d)	485,000	506,825
Clayton Williams Energy, Inc. 7.75% 4/1/19 (e)	915,000	942,450
Continental Resources, Inc.:
5% 9/15/22	240,000	247,200
7.125% 4/1/21	380,000	424,650
7.375% 10/1/20	550,000	616,000
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
6.125% 3/1/22 (e)	650,000	664,625
7.75% 4/1/19	2,010,000	2,180,850
Denbury Resources, Inc. 8.25% 2/15/20	468,000	516,555
Edgen Murray Corp. 8.75% 11/1/20 (e)	1,537,000	1,779,078
Endeavor Energy Resources LP/EER Finance, Inc. 7% 8/15/21 (e)	715,000	715,000
Energy Transfer Equity LP 7.5% 10/15/20	3,685,000	4,200,900
EP Energy LLC/Everest Acquisition Finance, Inc. 7.75% 9/1/22	535,000	601,875
Everest Acquisition LLC/Everest Acquisition Finance, Inc.:
6.875% 5/1/19	865,000	932,038
9.375% 5/1/20	1,350,000	1,552,500
Expro Finance Luxembourg SCA 8.5% 12/15/16 (e)	1,226,000	1,282,703
Ferrellgas LP/Ferrellgas Finance Corp.:
6.5% 5/1/21	1,125,000	1,144,688
6.75% 1/15/22 (e)	470,000	478,225
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Energy - continued
Forest Oil Corp. 7.25% 6/15/19	$ 557,000	$ 552,823
Forum Energy Technologies, Inc. 6.25% 10/1/21 (e)	470,000	489,975
Gulfmark Offshore, Inc. 6.375% 3/15/22	730,000	740,950
Hornbeck Offshore Services, Inc. 5.875% 4/1/20	725,000	746,750
Inergy Midstream LP/Inergy Finance Corp. 6% 12/15/20 (e)	1,245,000	1,274,569
Kinder Morgan Holding Co. LLC 5% 2/15/21 (e)	720,000	713,987
Kodiak Oil & Gas Corp. 5.5% 1/15/21 (e)	310,000	310,000
LINN Energy LLC/LINN Energy Finance Corp.:
6.25% 11/1/19 (e)	3,515,000	3,497,425
6.5% 5/15/19	1,785,000	1,798,388
8.625% 4/15/20	1,335,000	1,428,450
Markwest Energy Partners LP/Markwest Energy Finance Corp. 6.25% 6/15/22	1,016,000	1,089,660
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20	210,000	216,825
Offshore Group Investment Ltd.:
7.125% 4/1/23	1,530,000	1,575,900
7.5% 11/1/19	2,980,000	3,233,300
Oil States International, Inc. 6.5% 6/1/19	885,000	941,419
Pacific Drilling SA 5.375% 6/1/20 (e)	445,000	449,450
PetroBakken Energy Ltd. 8.625% 2/1/20 (e)	790,000	786,050
Pioneer Drilling Co. 9.875% 3/15/18	535,000	572,450
Plains Exploration & Production Co. 6.5% 11/15/20	995,000	1,089,201
Regency Energy Partners LP/Regency Energy Finance Corp.:
4.5% 11/1/23 (e)	670,000	613,050
5.5% 4/15/23	460,000	451,950
6.875% 12/1/18	890,000	958,975
Rosetta Resources, Inc. 5.625% 5/1/21	725,000	727,719
Sabine Pass Liquefaction LLC:
5.625% 2/1/21 (e)	675,000	666,563
6.25% 3/15/22 (e)	2,305,000	2,305,000
Samson Investment Co. 10.25% 2/15/20 (e)	2,780,000	3,005,875
SemGroup Corp. 7.5% 6/15/21 (e)	970,000	1,018,500
SESI LLC 6.375% 5/1/19	1,165,000	1,240,725
Star Gas Partners LP/Star Gas Finance Co. 8.875% 12/1/17	465,000	488,250
Suburban Propane Partners LP/Suburban Energy Finance Corp.:
7.375% 8/1/21	1,247,000	1,348,319
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Energy - continued
Suburban Propane Partners LP/Suburban Energy Finance Corp.: - continued
7.5% 10/1/18	$ 629,000	$ 675,389
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.25% 11/15/23 (e)	905,000	825,813
5.25% 5/1/23	520,000	507,000
6.375% 8/1/22	311,000	332,381
6.875% 2/1/21	580,000	624,950
7.875% 10/15/18	1,235,000	1,339,975
Tesoro Corp. 4.25% 10/1/17	470,000	488,800
Tesoro Logistics LP/Tesoro Logistics Finance Corp. 6.125% 10/15/21	890,000	918,925
Tullow Oil PLC 6% 11/1/20 (e)	920,000	925,750
WPX Energy, Inc. 5.25% 1/15/17	725,000	775,750
		77,441,990
Entertainment/Film - 0.0%
GLP Capital LP/GLP Financing II, Inc. 4.375% 11/1/18 (e)	350,000	357,000
Environmental - 1.1%
ADS Waste Holdings, Inc. 8.25% 10/1/20 (e)	980,000	1,036,350
Clean Harbors, Inc.:
5.125% 6/1/21	465,000	467,325
5.25% 8/1/20	630,000	647,325
Covanta Holding Corp.:
6.375% 10/1/22	811,000	835,709
7.25% 12/1/20	825,000	901,113
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (e)	455,000	476,613
Tervita Corp.:
8% 11/15/18 (e)	2,665,000	2,758,275
9.75% 11/1/19 (e)	1,410,000	1,371,225
10.875% 2/15/18 (e)(g)	485,000	489,850
		8,983,785
Food & Drug Retail - 1.9%
BI-LO LLC/BI-LO Finance Corp. 8.625% 9/15/18 pay-in-kind (e)(h)	870,000	901,538
JBS Investments GmbH 7.75% 10/28/20 (e)	2,270,000	2,275,675
Petco Holdings, Inc. 8.5% 10/15/17 pay-in-kind (e)	365,000	371,391
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Food & Drug Retail - continued
Rite Aid Corp.:
6.75% 6/15/21	$ 6,770,000	$ 7,066,188
7.7% 2/15/27	364,000	372,190
9.25% 3/15/20	1,665,000	1,920,994
Sun Merger Sub, Inc. 5.25% 8/1/18 (e)	460,000	480,700
Tops Holding II Corp. 8.75% 6/15/18 pay-in-kind (e)	955,000	990,813
Tops Markets LLC 8.875% 12/15/17 (e)	890,000	976,775
		15,356,264
Food/Beverage/Tobacco - 2.8%
Bumble Bee Acquisition Corp. 9% 12/15/17 (e)	2,413,000	2,636,203
C&S Group Enterprises LLC 8.375% 5/1/17 (e)	2,471,000	2,619,260
Constellation Brands, Inc. 3.75% 5/1/21	370,000	348,725
Dean Foods Co. 7% 6/1/16	732,413	820,303
DS Waters of America, Inc. 10% 9/1/21 (e)	620,000	657,200
ESAL GmbH 6.25% 2/5/23 (e)	3,295,000	2,981,975
FAGE Dairy Industry SA/FAGE U.S.A. Dairy Industry, Inc. 9.875% 2/1/20 (e)	260,000	269,750
H.J. Heinz Co. 6.375% 7/15/28	145,000	149,713
H.J. Heinz Finance Co. 7.125% 8/1/39 (e)	840,000	867,300
Hawk Acquisition Sub, Inc. 4.25% 10/15/20 (e)	900,000	866,250
JBS Finance II Ltd. 8.25% 1/29/18 (e)	1,195,000	1,248,775
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
7.25% 6/1/21 (e)	605,000	629,200
7.25% 6/1/21 (e)	1,940,000	2,012,750
8.25% 2/1/20 (e)	2,780,000	3,002,400
Post Holdings, Inc.:
6.75% 12/1/21 (e)	875,000	892,500
7.375% 2/15/22	1,665,000	1,764,900
7.375% 2/15/22 (e)	255,000	270,300
Shearers Foods LLC/Chip Finance Corp. 9% 11/1/19 (e)	200,000	214,500
Smithfield Foods, Inc. 6.625% 8/15/22	750,000	792,188
		23,044,192
Gaming - 2.5%
Ameristar Casinos, Inc. 7.5% 4/15/21	1,245,000	1,350,825
Boyd Acquisition Sub LLC/Boyd Acquisition Finance Corp. 8.375% 2/15/18 (e)	195,000	212,063
Caesars Entertainment Operating Co., Inc. 8.5% 2/15/20	2,860,000	2,752,750
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Gaming - continued
Caesars Operating Escrow LLC/Caesars Escrow Corp. 9% 2/15/20	$ 2,245,000	$ 2,183,263
Chester Downs & Marina LLC 9.25% 2/1/20 (e)	460,000	460,000
Golden Nugget Escrow, Inc. 8.5% 12/1/21 (e)	1,415,000	1,409,694
Graton Economic Development Authority 9.625% 9/1/19 (e)	520,000	596,700
MCE Finance Ltd. 5% 2/15/21 (e)	440,000	425,700
MGM Mirage, Inc.:
7.625% 1/15/17	1,725,000	1,966,500
7.75% 3/15/22	660,000	732,600
8.625% 2/1/19	2,610,000	3,073,275
Pinnacle Entertainment, Inc. 7.75% 4/1/22	250,000	272,500
PNK Finance Corp. 6.375% 8/1/21 (e)	1,610,000	1,662,325
Seminole Hard Rock Entertainment, Inc. 5.875% 5/15/21 (e)	445,000	436,100
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.375% 3/15/22	2,865,000	2,915,138
		20,449,433
Healthcare - 7.3%
Alere, Inc.:
6.5% 6/15/20	2,290,000	2,347,250
7.25% 7/1/18	790,000	865,050
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp. 6% 10/15/21 (e)	295,000	302,375
Community Health Systems, Inc.:
5.125% 8/15/18	775,000	806,000
7.125% 7/15/20	780,000	807,300
8% 11/15/19	7,242,000	7,875,675
Emergency Medical Services Corp. 8.125% 6/1/19	1,690,000	1,831,538
Endo Health Solutions, Inc. 7% 12/15/20	375,000	404,063
Fresenius Medical Care U.S. Finance II, Inc. 6.5% 9/15/18 (e)	335,000	378,969
HCA Holdings, Inc. 6.25% 2/15/21	1,045,000	1,094,638
HCA, Inc.:
5.875% 3/15/22	285,000	295,688
5.875% 5/1/23	510,000	506,175
6.5% 2/15/20	2,595,000	2,864,231
7.25% 9/15/20	1,025,000	1,119,813
7.875% 2/15/20	2,290,000	2,470,338
8% 10/1/18	2,000,000	2,360,000
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Healthcare - continued
Healthcare Technology Intermediate, Inc. 7.375% 9/1/18 pay-in-kind (e)	$ 920,000	$ 945,300
IASIS Healthcare LLC/IASIS Capital Corp. 8.375% 5/15/19	405,000	428,288
IMS Health, Inc. 6% 11/1/20 (e)	440,000	463,100
Jaguar Holding Co. I 9.375% 10/15/17 pay-in-kind (e)	590,000	623,188
Jaguar Holding Co. II/Jaguar Merger Sub, Inc. 9.5% 12/1/19 (e)	260,000	291,850
Kindred Healthcare, Inc. 8.25% 6/1/19	300,000	320,250
Omega Healthcare Investors, Inc.:
5.875% 3/15/24	2,065,000	2,085,650
6.75% 10/15/22	2,335,000	2,539,313
7.5% 2/15/20	1,430,000	1,549,763
Par Pharmaceutical Companies, Inc. 7.375% 10/15/20	410,000	430,500
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23	1,245,000	1,213,875
8.125% 11/1/18	925,000	1,001,313
Select Medical Corp. 6.375% 6/1/21	445,000	427,200
Service Corp. International 4.5% 11/15/20	440,000	425,150
Stewart Enterprises, Inc. 6.5% 4/15/19	485,000	514,100
Tenet Healthcare Corp.:
4.375% 10/1/21 (e)	3,120,000	2,932,800
4.5% 4/1/21	220,000	210,100
4.75% 6/1/20	620,000	607,600
6% 10/1/20 (e)	820,000	856,900
6.25% 11/1/18	935,000	1,023,825
6.75% 2/1/20	895,000	926,325
8.125% 4/1/22	1,800,000	1,953,000
Valeant Pharmaceuticals International:
6.75% 8/15/21 (e)	1,035,000	1,094,513
6.875% 12/1/18 (e)	3,535,000	3,791,288
7% 10/1/20 (e)	715,000	766,838
7.25% 7/15/22 (e)	1,100,000	1,185,250
7.5% 7/15/21 (e)	1,555,000	1,710,500
Valeant Pharmaceuticals International, Inc. 5.625% 12/1/21 (e)(g)	590,000	593,688
VPI Escrow Corp. 6.375% 10/15/20 (e)	2,585,000	2,723,944
		59,964,514
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Homebuilders/Real Estate - 1.4%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (e)	$ 625,000	$ 621,875
Brookfield Residential Properties, Inc. 6.5% 12/15/20 (e)	1,660,000	1,730,550
CB Richard Ellis Services, Inc. 6.625% 10/15/20	710,000	756,150
iStar Financial, Inc.:
3.875% 7/1/16	520,000	531,700
4.875% 7/1/18	445,000	442,775
KB Home:
7.25% 6/15/18	230,000	251,850
8% 3/15/20	555,000	611,888
Realogy Corp.:
7.625% 1/15/20 (e)	625,000	698,438
7.875% 2/15/19 (e)	295,000	322,288
Realogy Group LLC/Sunshine Group Florida Ltd. 3.375% 5/1/16 (e)	975,000	977,438
Standard Pacific Corp.:
8.375% 5/15/18	1,385,000	1,613,525
8.375% 1/15/21	1,695,000	1,949,250
William Lyon Homes, Inc.:
8.5% 11/15/20	460,000	494,500
8.5% 11/15/20 (e)	420,000	451,500
		11,453,727
Hotels - 0.5%
FelCor Lodging LP:
5.625% 3/1/23	590,000	575,250
6.75% 6/1/19	2,265,000	2,423,550
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 5.625% 10/15/21 (e)	1,545,000	1,575,900
		4,574,700
Insurance - 0.4%
Hockey Merger Sub 2, Inc. 7.875% 10/1/21 (e)	3,355,000	3,468,231
Leisure - 0.3%
Cedar Fair LP/Magnum Management Corp. 5.25% 3/15/21 (e)	1,410,000	1,381,800
Dave & Buster's Parent, Inc. 0% 2/15/16 (e)	1,600,000	1,316,000
Royal Caribbean Cruises Ltd. 7.25% 6/15/16	205,000	231,138
		2,928,938
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Metals/Mining - 1.9%
Alpha Natural Resources, Inc.:
6% 6/1/19	$ 1,690,000	$ 1,474,525
6.25% 6/1/21	1,290,000	1,106,175
American Rock Salt Co. LLC/American Rock Capital Corp. 8.25% 5/1/18 (e)	230,000	225,400
Bluescope Steel Ltd./Bluescope Steel Finance 7.125% 5/1/18 (e)	480,000	499,200
Boart Longyear Management Pty Ltd. 10% 10/1/18 (e)	685,000	707,263
Calcipar SA 6.875% 5/1/18 (e)	235,000	250,275
CONSOL Energy, Inc.:
8% 4/1/17	2,720,000	2,876,400
8.25% 4/1/20	1,495,000	1,625,813
Eldorado Gold Corp. 6.125% 12/15/20 (e)	440,000	431,200
FMG Resources (August 2006) Pty Ltd.:
7% 11/1/15 (e)	1,970,000	2,041,413
8.25% 11/1/19 (e)	1,270,000	1,419,225
Peabody Energy Corp. 6% 11/15/18	985,000	1,046,563
Prince Mineral Holding Corp. 11.5% 12/15/19 (e)	390,000	432,900
Rain CII Carbon LLC/CII Carbon Corp. 8.25% 1/15/21 (e)	415,000	425,375
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. 7.375% 2/1/20 (e)	160,000	167,200
SunCoke Energy, Inc. 7.625% 8/1/19	530,000	571,075
Walter Energy, Inc. 8.5% 4/15/21	525,000	442,313
		15,742,315
Paper - 0.4%
NewPage Corp. 11.375% 12/31/14 (c)	4,077,567	0
P.H. Glatfelter Co. 5.375% 10/15/20	330,000	333,300
Sappi Papier Holding GmbH 6.625% 4/15/21 (e)	415,000	406,700
Xerium Technologies, Inc. 8.875% 6/15/18	2,575,000	2,703,750
		3,443,750
Publishing/Printing - 0.0%
McGraw-Hill Global Education Holdings LLC/ McGraw-Hill Global Education Finance 9.75% 4/1/21 (e)	195,000	216,450
Restaurants - 0.5%
DineEquity, Inc. 9.5% 10/30/18	2,030,000	2,253,300
Landry's Acquisition Co. 9.375% 5/1/20 (e)	865,000	942,850
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Restaurants - continued
Landry's Holdings II, Inc. 10.25% 1/1/18 (e)	$ 665,000	$ 708,225
Roadhouse Financing, Inc. 10.75% 10/15/17	440,000	385,000
		4,289,375
Services - 1.8%
Ahern Rentals, Inc. 9.5% 6/15/18 (e)	415,000	446,125
Air Lease Corp. 4.75% 3/1/20	205,000	213,200
APX Group, Inc.:
6.375% 12/1/19	2,715,000	2,742,150
8.75% 12/1/20	300,000	308,250
ARAMARK Corp. 5.75% 3/15/20 (e)	870,000	906,975
Audatex North America, Inc.:
6% 6/15/21 (e)	610,000	637,450
6.125% 11/1/23 (e)	255,000	263,288
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 2.7406% 5/15/14 (h)	570,000	569,943
Brand Energy & Infrastructure Services, Inc. 8.5% 12/1/21 (e)	1,385,000	1,412,700
Corrections Corp. of America:
4.125% 4/1/20	1,005,000	982,388
4.625% 5/1/23	495,000	466,538
Garda World Security Corp. 7.25% 11/15/21 (e)	235,000	238,525
Hertz Corp.:
5.875% 10/15/20	685,000	710,688
6.25% 10/15/22	625,000	650,000
Laureate Education, Inc. 9.25% 9/1/19 (e)	2,226,000	2,437,470
NES Rentals Holdings, Inc. 7.875% 5/1/18 (e)	745,000	780,388
The Geo Group, Inc.:
5.125% 4/1/23	300,000	279,750
6.625% 2/15/21	235,000	249,100
TMS International Corp. 7.625% 10/15/21 (e)	185,000	195,175
United Rentals North America, Inc. 5.75% 7/15/18	455,000	488,556
		14,978,659
Shipping - 1.1%
Aguila 3 SA 7.875% 1/31/18 (e)	455,000	482,869
Kenan Advantage Group, Inc. 8.375% 12/15/18 (e)	805,000	845,250
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (e)	985,000	997,313
Navios Maritime Holdings, Inc.:
7.375% 1/15/22 (e)	1,845,000	1,854,225
8.125% 2/15/19	2,410,000	2,458,200
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Shipping - continued
Navios South American Logisitcs, Inc./Navios Logistics Finance U.S., Inc. 9.25% 4/15/19	$ 440,000	$ 475,200
Teekay Corp. 8.5% 1/15/20	825,000	891,000
Ultrapetrol (Bahamas) Ltd.:
8.875% 6/15/21 (e)	720,000	768,600
8.875% 6/15/21 (e)	230,000	244,088
		9,016,745
Steel - 0.7%
Commercial Metals Co. 4.875% 5/15/23	1,215,000	1,132,988
JMC Steel Group, Inc. 8.25% 3/15/18 (e)	4,180,000	4,159,100
Ryerson, Inc./Joseph T Ryerson & Son, Inc. 11.25% 10/15/18	435,000	456,750
		5,748,838
Super Retail - 2.1%
Chinos Intermediate Holdings A, Inc. 7.75% 5/1/19 pay-in-kind (e)(h)	1,470,000	1,481,025
Claire's Stores, Inc.:
6.125% 3/15/20 (e)	760,000	771,400
7.75% 6/1/20 (e)	1,985,000	1,985,000
8.875% 3/15/19	195,000	213,038
9% 3/15/19 (e)	3,615,000	4,044,281
Limited Brands, Inc.:
6.625% 4/1/21	670,000	737,838
7% 5/1/20	605,000	680,625
Office Depot, Inc. 9.75% 3/15/19 (e)	460,000	537,625
Sally Holdings LLC 6.875% 11/15/19	540,000	597,375
Serta Simmons Holdings, LLC 8.125% 10/1/20 (e)	4,970,000	5,380,025
Sonic Automotive, Inc. 5% 5/15/23	130,000	120,900
The Bon-Ton Department Stores, Inc. 8% 6/15/21	1,195,000	1,197,988
		17,747,120
Technology - 4.6%
ADT Corp. 6.25% 10/15/21 (e)	820,000	855,875
Ancestry.com, Inc. 9.625% 10/15/18 pay-in-kind (e)(h)	1,100,000	1,133,000
Avaya, Inc.:
7% 4/1/19 (e)	3,505,000	3,408,613
9% 4/1/19 (e)	820,000	842,550
10.5% 3/1/21 (e)	5,503,138	4,980,340
BMC Software Finance, Inc. 8.125% 7/15/21 (e)	3,375,000	3,577,500
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Technology - continued
BMC Software, Inc. 7.25% 6/1/18	$ 550,000	$ 575,438
CDW LLC/CDW Finance Corp.:
8% 12/15/18	360,000	393,750
8.5% 4/1/19	2,040,000	2,266,950
Ceridian Corp. 8.875% 7/15/19 (e)	335,000	387,344
CommScope, Inc. 8.25% 1/15/19 (e)	341,000	375,100
Compiler Finance Sub, Inc. 7% 5/1/21 (e)	1,400,000	1,379,000
First Data Corp.:
6.75% 11/1/20 (e)	990,000	1,037,025
7.375% 6/15/19 (e)	1,030,000	1,102,100
8.25% 1/15/21 (e)	1,212,000	1,286,235
8.75% 1/15/22 pay-in-kind (e)(h)	710,000	761,475
10.625% 6/15/21 (e)	450,000	486,000
12.625% 1/15/21	635,000	744,538
Freescale Semiconductor, Inc. 9.25% 4/15/18 (e)	990,000	1,067,963
Infor U.S., Inc. 9.375% 4/1/19	415,000	467,913
Lucent Technologies, Inc. 6.45% 3/15/29	115,000	99,475
Nuance Communications, Inc. 5.375% 8/15/20 (e)	1,650,000	1,555,125
NXP BV/NXP Funding LLC:
3.75% 6/1/18 (e)	880,000	886,600
5.75% 3/15/23 (e)	225,000	230,063
Radio Systems Corp. 8.375% 11/1/19 (e)	200,000	219,000
Sanmina-SCI Corp. 7% 5/15/19 (e)	1,535,000	1,638,613
Serena Software, Inc. 10.375% 3/15/16	168,000	168,000
Spansion LLC 7.875% 11/15/17	710,000	736,625
SunGard Data Systems, Inc. 6.625% 11/1/19	1,100,000	1,148,125
VeriSign, Inc. 4.625% 5/1/23	695,000	665,463
Viasystems, Inc. 7.875% 5/1/19 (e)	895,000	973,313
WideOpenWest Finance LLC/WideOpenWest Capital Corp. 10.25% 7/15/19	2,440,000	2,714,500
		38,163,611
Telecommunications - 8.5%
Alcatel-Lucent U.S.A., Inc. 6.75% 11/15/20 (e)	1,345,000	1,356,769
Altice Financing SA 7.875% 12/15/19 (e)	350,000	377,125
Altice Finco SA 9.875% 12/15/20 (e)	1,340,000	1,480,700
Broadview Networks Holdings, Inc. 10.5% 11/15/17	1,200,000	1,194,000
Cricket Communications, Inc. 7.75% 10/15/20	760,000	871,150
Crown Castle International Corp. 5.25% 1/15/23	885,000	873,938
Digicel Group Ltd. 6% 4/15/21 (e)	3,455,000	3,355,669
DigitalGlobe, Inc. 5.25% 2/1/21 (e)	950,000	926,250
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Telecommunications - continued
Dycom Investments, Inc. 7.125% 1/15/21	$ 535,000	$ 568,438
Frontier Communications Corp. 8.5% 4/15/20	1,560,000	1,786,200
Intelsat Jackson Holdings SA:
5.5% 8/1/23 (e)	2,900,000	2,776,750
6.625% 12/15/22 (e)	2,810,000	2,866,200
7.25% 4/1/19	1,255,000	1,356,969
7.5% 4/1/21	2,420,000	2,658,975
Intelsat Luxembourg SA:
6.75% 6/1/18 (e)	675,000	707,063
7.75% 6/1/21 (e)	7,035,000	7,369,163
Level 3 Communications, Inc. 8.875% 6/1/19	485,000	531,681
Level 3 Financing, Inc.:
6.125% 1/15/21 (e)	1,020,000	1,035,300
7% 6/1/20	675,000	715,500
MetroPCS Wireless, Inc.:
6.25% 4/1/21 (e)	1,310,000	1,362,400
6.625% 11/15/20	1,705,000	1,805,169
6.625% 4/1/23 (e)	875,000	901,250
Millicom International Cellular SA 4.75% 5/22/20 (e)	410,000	388,475
NeuStar, Inc. 4.5% 1/15/23	510,000	457,725
NII Capital Corp. 7.625% 4/1/21	130,000	52,000
SBA Communications Corp. 5.625% 10/1/19	445,000	457,794
Sprint Capital Corp. 6.9% 5/1/19	7,580,000	8,224,236
Sprint Communications, Inc.:
6% 11/15/22	1,015,000	1,007,388
9% 11/15/18 (e)	465,000	562,650
Sprint Corp.:
7.25% 9/15/21 (e)	3,615,000	3,913,238
7.875% 9/15/23 (e)	1,725,000	1,888,875
T-Mobile U.S.A., Inc.:
5.25% 9/1/18 (e)	670,000	698,475
6.125% 1/15/22	655,000	669,738
6.464% 4/28/19	2,300,000	2,449,500
6.542% 4/28/20	1,150,000	1,219,000
6.633% 4/28/21	970,000	1,016,075
Telesat Canada/Telesat LLC 6% 5/15/17 (e)	1,560,000	1,626,300
ViaSat, Inc. 6.875% 6/15/20	870,000	915,675
Wind Acquisition Finance SA:
7.25% 2/15/18 (e)	1,270,000	1,333,500
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Telecommunications - continued
Wind Acquisition Finance SA: - continued
11.75% 7/15/17 (e)	$ 2,195,000	$ 2,332,188
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (e)(h)	4,511,344	4,452,258
		70,541,749
Textiles & Apparel - 0.4%
DPL, Inc. 7.75% 10/15/20 (e)	1,085,000	1,074,150
Hanesbrands, Inc. 6.375% 12/15/20	2,160,000	2,359,800
SIWF Merger Sub, Inc./Springs Industries, Inc. 6.25% 6/1/21 (e)	235,000	236,175
		3,670,125
TOTAL NONCONVERTIBLE BONDS		667,200,338
TOTAL CORPORATE BONDS (Cost $633,715,965)		670,087,120
Commercial Mortgage Securities - 0.0%

Berkeley Federal Bank & Trust FSB Series 1994-1 Class B, 0% 8/1/24 (e)(h) (Cost $47,569)	87,589	43,356
Common Stocks - 0.4%
	Shares
Banks & Thrifts - 0.0%
CIT Group, Inc.	10,891	549,778
Building Materials - 0.2%
Nortek, Inc. (a)	20,180	1,473,947
Paper - 0.1%
NewPage Corp. (g)	8,683	764,104
Publishing/Printing - 0.0%
RDA Holding Co. warrants 2/19/14 (a)(j)	6,468	0
Services - 0.0%
Penhall Acquisition Co.:
Class A (a)	763	68,266
Class B (a)	254	22,725
		90,991
Common Stocks - continued
	Shares	Value
Telecommunications - 0.1%
Broadview Networks Holdings, Inc.	78,000	$ 712,920
TOTAL COMMON STOCKS (Cost $6,468,348)		3,591,740
Preferred Stocks - 1.9%

Convertible Preferred Stocks - 1.1%
Banks & Thrifts - 0.9%
Bank of America Corp. Series L, 7.25%	2,866	3,080,950
Huntington Bancshares, Inc. 8.50%	3,170	4,041,750
		7,122,700
Electric Utilities - 0.0%
PPL Corp. 8.75%	6,900	364,665
Energy - 0.2%
Chesapeake Energy Corp. Series A, 5.75% (e)	1,300	1,490,125
TOTAL CONVERTIBLE PREFERRED STOCKS		8,977,490
Nonconvertible Preferred Stocks - 0.8%
Banks & Thrifts - 0.5%
Ally Financial, Inc. 7.00% (e)	3,781	3,629,760
Diversified Financial Services - 0.3%
GMAC Capital Trust I Series 2, 8.125%	103,471	2,777,162
TOTAL NONCONVERTIBLE PREFERRED STOCKS		6,406,922
TOTAL PREFERRED STOCKS (Cost $12,528,046)		15,384,412
Bank Loan Obligations - 8.9%
	Principal Amount
Automotive - 0.3%
Affinia Group, Inc. Tranche B 2LN, term loan 4.75% 4/11/20 (h)	$ 94,763	95,710
Federal-Mogul Corp.:
Tranche B, term loan 2.1075% 12/27/14 (h)	1,124,055	1,108,599
Tranche C, term loan 2.1075% 12/27/15 (h)	663,258	654,138
Tower Automotive Holdings U.S.A. LLC Tranche B, term loan 4.75% 4/23/20 (h)	208,951	210,257
		2,068,704
Bank Loan Obligations - continued
	Principal Amount	Value
Cable TV - 0.8%
Cequel Communications LLC Tranche B, term loan 3.5% 2/14/19 (h)	$ 3,158,965	$ 3,162,913
Charter Communications Operating LLC Tranche F, term loan 3% 1/3/21 (h)	623,438	617,203
RCN Telecom Services, LLC Tranche B, term loan 5.25% 3/1/20 (h)	1,067,057	1,070,226
WideOpenWest Finance LLC:
Tranche B 1LN, term loan 3.75% 7/17/17 (h)	895,500	896,619
Tranche B, term loan 4.75% 4/1/19 (h)	1,207,616	1,218,182
		6,965,143
Capital Goods - 0.7%
Gardner Denver, Inc. Tranche B, term loan 4.25% 7/30/20 (h)	2,665,000	2,648,344
Rexnord LLC Tranche B, term loan 4% 8/21/20 (h)	2,095,000	2,095,000
SRAM LLC. Tranche B, term loan 4% 4/4/20 (h)	755,216	753,328
		5,496,672
Chemicals - 0.3%
Cyanco Intermediate Corp. Tranche B, term loan 5.5% 5/1/20 (h)	582,975	588,805
INEOS U.S. Finance LLC Tranche B, term loan 4% 5/4/18 (h)	443,327	443,881
MacDermid, Inc. Tranche B 1LN, term loan 4% 6/7/20 (h)	159,600	161,196
OXEA Finance LLC Tranche B 1LN, term loan 4.25% 1/15/20 (h)	1,070,000	1,075,350
		2,269,232
Consumer Products - 0.1%
Tempur Sealy International, Inc. Tranche B, term loan 3.5% 3/18/20 (h)	802,982	802,019
Diversified Financial Services - 0.0%
Star West Generation LLC Tranche B, term loan 4.25% 3/13/20 (h)	191,300	192,496
Diversified Media - 0.1%
WMG Acquisition Corp. term loan 3.75% 7/1/20 (h)	520,000	520,650
Electric Utilities - 0.5%
Calpine Construction Finance Co. LP:
Tranche B 1LN, term loan 3% 5/3/20 (h)	1,965,075	1,942,968
Tranche B 2LN, term loan 3.25% 1/31/22 (h)	264,338	263,346
La Frontera Generation, LLC Tranche B, term loan 4.5% 9/30/20 (h)	636,909	644,106
Bank Loan Obligations - continued
	Principal Amount	Value
Electric Utilities - continued
Tempus Public Foundation Generation Holdings LLC Tranche B, term loan 4.75% 12/31/17 (h)	$ 395,000	$ 397,963
Topaz Power Holdings, LLC Tranche B, term loan 5.25% 2/26/20 (h)	679,863	673,064
		3,921,447
Energy - 0.6%
Energy Transfer Equity LP Tranche B, term loan 3.25% 12/2/19 (h)	2,090,000	2,095,225
Fieldwood Energy, LLC:
Tranche 2LN, term loan 8.375% 9/30/20 (h)	1,845,000	1,872,675
Tranche B 1LN, term loan 3.875% 9/30/18 (h)	205,000	206,025
MRC Global, Inc. Tranche B, term loan 5% 11/9/19 (h)	560,000	564,928
Pacific Drilling SA Tranche B, term loan 4.5% 6/3/18 (h)	159,600	161,196
Western Refining, Inc. Tranche B, term loan 4.25% 11/12/20 (h)	135,000	136,188
		5,036,237
Entertainment/Film - 0.1%
AMC Entertainment, Inc. Tranche B, term loan 3.5% 4/23/20 (h)	587,050	587,050
Food & Drug Retail - 0.2%
BRE Select Hotels Corp. REL 7.118% 5/9/18 (h)	1,155,000	1,155,000
Rite Aid Corp. Tranche 2LN, term loan 5.75% 8/21/20 (h)	80,000	82,200
Sprouts Farmers Market LLC Tranche B, term loan 4% 4/12/20 (h)	148,418	149,160
		1,386,360
Food/Beverage/Tobacco - 0.2%
Arysta Lifescience SPC LLC Tranche B 1LN, term loan 4.5% 5/29/20 (h)	279,300	280,697
Constellation Brands, Inc. Tranche B, term loan 2.75% 5/2/20 (h)	168,725	168,725
Del Monte Foods Consumer Products:
Tranche 2LN, term loan 5/26/21	250,000	252,500
Tranche B 1LN, term loan 11/26/20	500,000	501,250
DS Waters of America, Inc. Tranche B 1LN, term loan 5.25% 8/30/20 (h)	690,000	699,488
		1,902,660
Gaming - 0.1%
CityCenter Holdings LLC Tranche B, term loan 5% 10/16/20 (h)	390,000	394,875
Bank Loan Obligations - continued
	Principal Amount	Value
Gaming - continued
Golden Nugget, Inc. Tranche B, term loan:
11/21/19 (i)	$ 81,000	$ 81,608
5.5% 11/21/19 (h)	189,000	190,418
Pinnacle Entertainment, Inc. Tranche B 2LN, term loan 3.75% 8/13/20 (h)	189,525	189,288
Tropicana Entertainment, Inc. Tranche B, term loan 4% 11/26/20 (h)	250,000	248,750
		1,104,939
Healthcare - 0.3%
Community Health Systems, Inc. term loan 3.7369% 1/25/17 (h)	381,766	383,674
HCA, Inc.:
Tranche B 4LN, term loan 2.914% 5/1/18 (h)	984,625	983,444
Tranche B 5LN, term loan 2.9981% 3/31/17 (h)	1,108,794	1,107,463
		2,474,581
Homebuilders/Real Estate - 0.3%
Realogy Group LLC Tranche B, term loan 4.5% 3/5/20 (h)	2,552,175	2,571,316
Hotels - 0.3%
Four Seasons Holdings, Inc. Tranche B 1LN, term loan 4.25% 6/27/20 (h)	215,000	216,344
Hilton Worldwide Finance, LLC Tranche B, term loan 4% 10/25/20 (h)	2,452,303	2,461,499
Playa Resorts Holding BV Tranche B, term loan 4.75% 8/9/19 (h)	100,000	101,125
		2,778,968
Insurance - 0.1%
HUB International Ltd. Tranche B, term loan 4.75% 10/2/20 (h)	855,000	864,619
Metals/Mining - 0.3%
Alpha Natural Resources, Inc. Tranche B, term loan 3.5% 5/22/20 (h)	925,350	909,156
Fairmount Minerals Ltd. Tranche B 2LN, term loan 5% 9/5/19 (h)	145,000	146,450
Fortescue Metals Group Ltd. Tranche B, term loan 4.25% 6/30/19 (h)	1,345,000	1,358,450
		2,414,056
Services - 0.5%
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 4.75% 11/26/20 (h)	1,165,000	1,169,369
Bank Loan Obligations - continued
	Principal Amount	Value
Services - continued
Coinmach Service Corp. Tranche B, term loan 4.25% 11/14/19 (h)	$ 315,000	$ 315,000
EFS Cogen Holdings I LLC Tranche B, term loan 11/20/20	110,000	110,550
Garda World Security Corp. term loan:
0.5% 11/8/20 (h)(i)	70,278	70,541
4% 11/8/20 (h)	274,722	275,752
Laureate Education, Inc. Tranche B, term loan 5% 6/16/18 (h)	686,502	690,793
ServiceMaster Co. term loan 4.25% 1/31/17 (h)	1,639,563	1,617,019
TMS International Corp. Tranche B, term loan 4.5% 10/16/20 (h)	40,000	40,000
		4,289,024
Super Retail - 0.6%
BJ's Wholesale Club, Inc.:
Tranche 2LN, term loan 8.5% 3/31/20 (h)	105,000	106,969
Tranche B 1LN, term loan 4.5% 9/26/19 (h)	330,000	331,650
JC Penney Corp., Inc. Tranche B, term loan 6% 5/22/18 (h)	1,047,375	1,019,881
Neiman Marcus Group Ltd., Inc. Tranche B, term loan 5% 10/25/20 (h)	3,690,000	3,708,450
		5,166,950
Technology - 2.3%
Avaya, Inc. Tranche B 3LN, term loan 4.7359% 10/26/17 (h)	1,919,090	1,830,332
BMC Software Finance, Inc. Tranche B, term loan 5% 9/10/20 (h)	3,810,000	3,838,575
Computer Discount Warehouse (CDW) LLC, Tranche B, term loan 3.25% 4/29/20 (h)	3,747,577	3,728,839
First Data Corp. term loan:
4.166% 3/24/17 (h)	1,015,000	1,016,269
4.166% 3/24/18 (h)	4,784,895	4,790,876
Generac Power Systems, Inc. Tranche B, term loan 3.5% 5/31/20 (h)	2,056,013	2,056,013
Kronos, Inc.:
Tranche 2LN, term loan 9.75% 4/24/20 (h)	80,000	82,000
Tranche B 1LN, term loan 4.5% 10/30/19 (h)	35,000	35,175
NXP BV Tranche D, term loan 11/11/20	465,000	465,349
Bank Loan Obligations - continued
	Principal Amount	Value
Technology - continued
SunGard Data Systems, Inc.:
Tranche C, term loan 3.9185% 2/28/17 (h)	$ 263,682	$ 264,670
Tranche E, term loan 4% 3/8/20 (h)	681,575	686,687
		18,794,785
Telecommunications - 0.2%
Altice Financing SA Tranche B, term loan 5.5% 6/24/19 (h)	110,000	111,375
Crown Castle Operating Co. Tranche B, term loan 3.25% 1/31/19 (h)	544,188	542,827
Intelsat Jackson Holdings SA Tranche B 2LN, term loan 3.75% 6/30/19 (h)	690,000	692,622
Level 3 Financing, Inc. Tranche B 4LN, term loan 4% 1/15/20 (h)	350,000	352,205
		1,699,029
TOTAL BANK LOAN OBLIGATIONS (Cost $72,089,942)		73,306,937
Preferred Securities - 0.2%

Banks & Thrifts - 0.2%
Bank of America Corp. 8.125% (f)(h)	685,000	767,947
Barclays PLC 8.25% (f)	455,000	469,228
TOTAL PREFERRED SECURITIES (Cost $1,134,831)		1,237,175
Money Market Funds - 6.4%
	Shares
Fidelity Cash Central Fund, 0.10% (b) (Cost $53,029,083)	53,029,083	53,029,083
TOTAL INVESTMENT PORTFOLIO - 98.9% (Cost $779,013,784)		816,679,823
NET OTHER ASSETS (LIABILITIES) - 1.1%		9,239,580
NET ASSETS - 100%		$ 825,919,403
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Non-income producing - Security is in default.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $307,378,691 or 37.2% of net assets.

(f) Security is perpetual in nature with no stated maturity date.
(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(i) Position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $151,278 and $152,149, respectively. The coupon rate will be determined at time of settlement.

(j) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $0 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
RDA Holding Co. warrants 2/19/14	2/27/07 - 3/7/07	$ 2,004,800
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 9,654
Other Information

The following is a summary of the inputs used, as of November 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ -	$ -	$ -	$ -
Energy	1,490,125	-	1,490,125	-
Financials	14,079,400	10,449,640	3,629,760	-
Industrials	1,564,938	1,473,947	-	90,991
Materials	764,104	-	-	764,104
Telecommunication Services	712,920	-	-	712,920
Utilities	364,665	-	364,665	-
Corporate Bonds	670,087,120	-	670,087,120	-
Commercial Mortgage Securities	43,356	-	-	43,356
Bank Loan Obligations	73,306,937	-	72,151,937	1,155,000
Preferred Securities	1,237,175	-	1,237,175	-
Money Market Funds	53,029,083	53,029,083	-	-
Total Investments in Securities:	$ 816,679,823	$ 64,952,670	$ 748,960,782	$ 2,766,371
Income Tax Information

At November 30, 2013, the cost of investment securities for income tax purposes was $776,199,856. Net unrealized appreciation aggregated $40,479,967, of which $48,061,300 related to appreciated investment securities and $7,581,333 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, bank loan obligations and preferred securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

For commercial mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Central Investment Portfolios LLC's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolios LLC

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	January 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	January 29, 2014
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	January 29, 2014